Finance income and expenses - Finance income, net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial Instruments [Abstract]
Interest on contingent consideration	$ 16	$ 16
Interest on lease obligations	59	75
Interest income	(2,242)	(110)
Net finance expense	$ (2,167)	$ (19)